UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamon U.S. Investment Advisors Limited
Address: 3510-3515 Jardine House Connaught Place Central Hong Kong

13F File Number:  28-13658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edmond Wong
Title:     CFO
Phone:     852-2973-5315

Signature, Place, and Date of Signing:

      /s/  Edmond Wong     Hong Kong     20 Jan, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $150,781 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

28-13658


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LDK SOLAR CO LTD               SPONSORED ADR    50183L107    25826  2552000 SH       	SOLE               	 0        0  2552000
SPREADTRUM COMMUNICATIONS IN   ADR              849415203    45253  2463415 SH       	SOLE                     0        0  2463415
HOLLYSYS AUTOMATION TECHNOLO   SHS              G45667105    16248  1071776 SH       	SOLE                	 0        0  1071776
VISIONCHINA MEDIA INC          SPONSORED ADR    92833U103    22154  4774582 SH       	SOLE               	 0        0  4774582
FEIHE INTERNATIONAL INC        COM              31429Y103     9744   915786 SH       	SOLE                	 0        0   915786
ASIAINFO-LINKAGE               COM              04518A104    25256  1524210 SH          SOLE                     0        0  1524210
CHINA XINIYA FASHION	       SPONSORED ADR    16950W105      465    50742 SH          SOLE                     0        0    50742
RDA MICROELECTRONICS ADR       SPONSORED ADR    749394102     5081   348457 SH          SOLE                     0        0   348457
CHINA VALVES TECHNOLOGY        COM NEW          169476207      754    71985 SH          SOLE                     0        0    71985

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